Average Annual Total Returns - Class D Shares - Janus Henderson Global Income Managed Volatility Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date		MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	MSCI World High Dividend Yield Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	2.63%	7.33%	8.65%	Dec. 15, 2011	2.02%	6.45%	7.50%	Dec. 15, 2011	2.21%	[1]	5.63%	[1]	6.77%	[1]	Dec. 15, 2011	[1]	15.90%	12.19%	12.10%	(0.03%)	8.00%	8.38%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.